GS Mortgage-Backed Securities Trust 2020-PJ4 ABS-15G

Exhibit 99.5 - Schedule 6

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
XXXXXXX	Property Type	Single Family Detached	PUD	PUD Rider in file
XXXXXXX	DTI	36.24	36.89	1008 DTI 36.24. Audit calculations based on the most recent credit report located in file
XXXXXXX	DTI	28.46	28.38	1008 DTI 28.46. Audit calculations based on the most recent credit report located in file
XXXXXXX	Property Type	Single Family Detached	PUD	PUD Rider in file
XXXXXXX	DTI	41.48	41.15	1008 DTI 42.81. Audit calculations based on the most recent credit report located in file
XXXXXXX	DTI	45.245	45.02	1008 DTI 45.25. Audit calculations based on the most recent credit report located in file
XXXXXXX	DTI	46.137	45.98	1008 DTI 46.08. Audit calculations based on the most recent credit report located in file
XXXXXXX	DTI	47.862	48.05	1008 DTI 48.15. Audit calculations based on the most recent credit report located in file
XXXXXXX	Property Type	Single Family Detached	PUD	PUD Rider in file
XXXXXXX	DTI	27.525	27.52	Rounding
XXXXXXX	FICO	785	782	Audit utilized lower of the mid score for all borrowers
XXXXXXX	DTI	24.705	24.81	1008 DTI 24.71. Audit calculations based on the most recent credit report located in file
XXXXXXX	DTI	30.546	29.57	1008 DTI 30.55. Audit calculations based on the most recent credit report located in file
XXXXXXX	DTI	32.634	33.57	1008 DTI 32.63. Audit calculations based on the most recent credit report located in file
XXXXXXX	DTI	30.437	30.13	1008 DTI 30.44. Audit calculations based on the most recent credit report located in file
XXXXXXX	DTI	38.75	39.71	1008 DTI 43.24. Audit calculations based on the most recent credit report located in file
XXXXXXX	DTI	20.092	20.10	Rounding
XXXXXXX	DTI	33.409	32.86	1008 DTI 33.41. Audit calculations based on the most recent credit report located in file
XXXXXXX	Appraised Value	990000	995000.00	Value pulled from Appraisal in file. Tape value reflects sales price.
XXXXXXX	Property Type	Single Family Detached	PUD	PUD Rider in file
XXXXXXX	DTI	43.322	42.54	1008 DTI 43.32. Audit calculations based on the most recent credit report located in file
XXXXXXX	DTI	22.307	22.30	Rounding
XXXXXXX	DTI	12.165	12.16	Rounding
XXXXXXX	DTI	42.29	42.30	Rounding
XXXXXXX	DTI	28.773	28.78	Rounding
XXXXXXX	DTI	32.337	32.27	1008 DTI 32.34. Audit calculations based on the most recent credit report located in file
XXXXXXX	DTI	38.763	39.27	1008 DTI 38.76. Audit calculations based on the most recent credit report located in file
XXXXXXX	Property Type	Single Family Detached	PUD	PUD Rider in file